PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 2.8%
Airbus SE (France)	19,187	$2,004,456
Northrop Grumman Corp.	9,498	2,870,865
Raytheon Technologies Corp.	93,748	6,723,607
		11,598,928
Air Freight & Logistics 1.0%
FedEx Corp.	14,752	4,227,628
Automobiles 2.1%
General Motors Co.	200,505	8,790,139
Banks 9.9%
Bank of America Corp.	316,338	8,908,078
Citigroup, Inc.	115,283	6,348,635
JPMorgan Chase & Co.	106,657	12,572,727
PNC Financial Services Group, Inc. (The)	47,518	6,560,810
Truist Financial Corp.	128,173	5,949,791
		40,340,041
Beverages 1.6%
PepsiCo, Inc.	44,451	6,411,168
Biotechnology 1.3%
AbbVie, Inc.	52,291	5,468,593
Building Products 2.1%
Johnson Controls International PLC	186,277	8,576,193
Capital Markets 2.8%
Blackstone Group, Inc. (The) (Class A Stock)	55,134	3,283,230
Goldman Sachs Group, Inc. (The)	34,728	8,007,582
		11,290,812
Chemicals 5.8%
Dow, Inc.	128,317	6,802,084
FMC Corp.	59,542	6,907,467
Linde PLC (United Kingdom)	38,287	9,817,553
		23,527,104

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.7%
Cisco Systems, Inc.	64,333	$2,767,606
Consumer Finance 2.6%
Capital One Financial Corp.	67,354	5,768,196
SLM Corp.	446,839	4,740,962
		10,509,158
Containers & Packaging 1.5%
Crown Holdings, Inc.*	64,223	6,053,018
Diversified Telecommunication Services 2.2%
Verizon Communications, Inc.	147,525	8,911,985
Electric Utilities 1.2%
American Electric Power Co., Inc.	56,327	4,781,599
Electrical Equipment 1.4%
Emerson Electric Co.	76,214	5,854,760
Entertainment 2.2%
Walt Disney Co. (The)	60,842	9,005,224
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	18,701	3,061,915
American Campus Communities, Inc.	96,050	3,822,790
American Tower Corp.	18,477	4,271,882
		11,156,587
Food & Staples Retailing 2.5%
Walmart, Inc.	66,332	10,134,866
Food Products 1.7%
Mondelez International, Inc. (Class A Stock)	118,584	6,812,651
Health Care Equipment & Supplies 1.6%
Zimmer Biomet Holdings, Inc.	43,364	6,466,440
Health Care Providers & Services 2.6%
Cigna Corp.	27,275	5,704,293
Laboratory Corp. of America Holdings*	23,761	4,748,398
		10,452,691

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	24,172	$5,255,960
Household Durables 1.1%
D.R. Horton, Inc.	62,884	4,684,858
Household Products 1.1%
Procter & Gamble Co. (The)	33,582	4,663,532
Insurance 5.3%
Chubb Ltd.	59,442	8,787,311
Marsh & McLennan Cos., Inc.	32,687	3,747,238
MetLife, Inc.	127,286	5,876,794
RenaissanceRe Holdings Ltd. (Bermuda)	20,492	3,373,803
		21,785,146
Interactive Media & Services 2.1%
Alphabet, Inc. (Class A Stock)*	4,951	8,686,034
Machinery 3.3%
Deere & Co.	15,823	4,139,613
Fortive Corp.(a)	53,838	3,775,659
Otis Worldwide Corp.	83,632	5,598,326
		13,513,598
Media 1.0%
Comcast Corp. (Class A Stock)	84,676	4,254,122
Multi-Utilities 3.4%
Ameren Corp.	83,432	6,489,341
Dominion Energy, Inc.	95,651	7,507,647
		13,996,988
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp.	104,574	9,116,761
ConocoPhillips	100,226	3,964,941
Suncor Energy, Inc. (Canada)	187,082	3,010,149
Williams Cos., Inc. (The)	193,627	4,062,295
		20,154,146

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 4.4%
AstraZeneca PLC (United Kingdom), ADR	106,132	$5,618,628
Bristol-Myers Squibb Co.	102,409	6,390,321
Eli Lilly & Co.	40,004	5,826,583
		17,835,532
Road & Rail 2.5%
Union Pacific Corp.	49,499	10,101,756
Semiconductors & Semiconductor Equipment 5.9%
Broadcom, Inc.	21,345	8,571,725
QUALCOMM, Inc.	59,955	8,823,578
Texas Instruments, Inc.	42,905	6,918,431
		24,313,734
Software 3.4%
Microsoft Corp.	32,418	6,939,721
PTC, Inc.*	34,589	3,730,424
SAP SE (Germany), ADR(a)	28,313	3,430,403
		14,100,548
Specialty Retail 4.1%
Advance Auto Parts, Inc.	21,287	3,144,090
Lowe’s Cos., Inc.	47,839	7,454,273
Ross Stores, Inc.	55,622	5,980,477
		16,578,840
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	45,245	5,386,417
Trading Companies & Distributors 1.7%
United Rentals, Inc.*(a)	29,728	6,747,662

Total Long-Term Investments (cost $266,678,750)		405,196,064

Short-Term Investments 4.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,810,026	2,810,026

PGIM Jennison Value Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $14,403,764; includes $14,401,719 of cash collateral for securities on loan)(b)(w)	14,419,679	$14,413,911

Total Short-Term Investments (cost $17,213,790)		17,223,937

TOTAL INVESTMENTS 103.3% (cost $283,892,540)		422,420,001
Liabilities in excess of other assets (3.3)%		(13,487,909)

Net Assets 100.0%		$408,932,092

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,912,908; cash collateral of $14,401,719 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).